CONSOLIDATED BALANCE SHEET - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	CAD 46,561	CAD 62,775
Accounts receivable	165,760	131,719
Crude oil inventory	17,105	14,528
Derivative instruments	17,988	4,336
Prepaid expenses	14,432	12,548
Current assets	261,846	225,906
Derivative instruments	2,552	1,157
Deferred taxes	80,324	152,046
Exploration and evaluation assets	292,278	274,830
Capital assets	3,337,965	3,433,245
Assets	3,974,965	4,087,184
Current
Accounts payable and accrued liabilities	219,084	181,557
Dividends payable	26,256	25,426
Derivative instruments	78,905	47,660
Income taxes payable	39,061	36,219
Current liabilities	363,306	290,862
Derivative instruments	12,348	27,484
Long-term debt	1,270,330	1,362,192
Finance lease obligation	15,807	19,628
Asset retirement obligations	517,180	525,022
Deferred taxes	253,108	283,533
Liabilities	2,432,079	2,508,721
SHAREHOLDERS’ EQUITY
Shareholders’ capital	2,650,706	2,452,722
Contributed surplus	84,354	101,788
Accumulated other comprehensive income	71,829	30,339
Deficit	(1,264,003)	(1,006,386)
Equity attributable to owners of parent	1,542,886	1,578,463
Equity and liabilities	CAD 3,974,965	CAD 4,087,184